Selling Expenses	6 Months Ended
Jun. 30, 2023
Selling Expenses
Selling Expenses

7.Selling Expenses

For the six month period ended June 30, 2023, selling expenses consisted of €3,100 thousand (June 30, 2022: €7,319 thousand) of personnel expenses, including share-based payment expenses, and €1,152 thousand (June 30, 2022: €2,255 thousand) miscellaneous other expenses.